THE PRUDENTIAL SERIES FUND

PSF Diversified Bond Portfolio

Supplement dated December 9, 2014 to the

Currently Effective Prospectus and Summary Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for The Prudential Series Fund (PSF, and the series thereof, the Portfolios) and the Summary Prospectus (the Summary Prospectus) for the PSF Diversified Bond Portfolio (the Bond Portfolio), and should be retained for future reference. The Bond Portfolio discussed in this supplement may not be available under your variable contract. For more information about the Portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Prospectus.

The Board of Trustees of PSF recently approved a change to an investment policy for the Bond Portfolio. The revised investment policy is expected to become effective on March 2, 2015.

To reflect these changes, the Prospectus and Summary Prospectus are revised as follows, effective March 2, 2015:

         I.            The description of the Principal Investment Strategies in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Summary Prospectus and Prospectus is hereby deleted and replaced with the following:

Principal Investment Strategies. The Portfolio normally invests at least 70% of its investable assets (net assets plus any borrowings made for investment purposes) in high-grade debt obligations and high-quality money market investments. The Portfolio will normally invest in intermediate and long-term debt obligations, but will adjust the mix of its short-term, intermediate-term and long-term debt obligations in an attempt to benefit from price appreciation when interest rates go down and to incur smaller declines when interest rates go up. In addition, the Portfolio may also invest up to 30% of its investable assets in lower rated securities which are riskier and considered speculative (sometimes referred to as “junk bonds”). The Portfolio also may invest up to 20% of its total assets in debt securities issued outside the US by US or foreign issuers whether or not such securities are denominated in the US dollar.